May 3, 2018

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  Transamerica Premier Life Insurance Company
        WRL Series Life Account
        WRL Freedom Equity Protector (File No. 333-199058)

Filer CIK No.:  0000778209

Dear Commissioners:

On behalf of Transamerica Premier Life Insurance Company (“Transamerica Premier”) and the WRL Series Life Account (the “Account”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the forms of Prospectus and Statement of Additional Information dated May 1, 2018 for certain deferred variable life policies offered by Transamerica Premier through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the forms of Prospectus and Statement of Additional Information contained in the Form N-6 Registration Statement for the Account (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 27, 2018 via EDGAR.

Please do not hesitate to contact Art Woods, Esq. at 727-299-1830, or me at (727) 557-3603, if you have any questions or concerns regarding this filing.

Sincerely,

/s/ Danna Wilson
Danna Wilson
Registered Product Specialist

Attachment
cc:  Arthur D. Woods